Long-Term Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

6. LONG-TERM INVESTMENTS

(1)	The ownership percentages of each investee are listed as follows:

	Ownership percentage
	March 31,	December 31,	Accounting
Name of related party	2024	2023	treatments
Braingenesis Biotechnology Co., Ltd.	0.17%	0.17%	Cost Method
Genepharm Biotech Corporation	0.67%	0.67%	Cost Method
BioHopeKing Corporation	5.90%	5.90%	Cost Method
BioFirst Corporation	18.68%	18.68%	Equity Method
Rgene Corporation	26.65%	26.65%	Equity Method

(2)	The extent the investee relies on the company for its business are summarized as follows:

Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from investee and provides research and development support service
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

(3)	Long-term investment mainly consists of the following:

	March 31, 2024	December 31, 2023
	(Unaudited)
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$6,904	$7,213
Genepharm Biotech Corporation	21,078	22,021
BioHopeKing Corporation	782,995	818,018
Sub total	810,977	847,252
Equity Method Investments, net
BioFirst Corporation	1,663,537	1,680,488
Rgene Corporation	-	-
Total	$2,474,514	$2,527,740

(a)	BioFirst Corporation (the “BioFirst”):

The Company holds an equity interest in BioFirst Corporation, accounting for its equity interest using the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of March 31, 2024 and December 31, 2023, the Company owns 18.68% and 18.68% common stock shares of BioFirst, respectively. The Company made a prepayment for equity investment in BioFirst to purchase additional shares to be issued by BioFirst in the aggregate amount of $2,688,578, recorded as prepayment for long-term investments as of December 31, 2022. On July 19, 2023, the Company successfully completed the registration process for this investment. The initial prepayment was $1,895,556, which is a portion of the prepayment as of December 31, 2022, and was converted into 994,450 shares of BioFirst stock. As of March 31, 2024, the amount of prepayment for long-term investments in BioFirst is $1,124,842.

Summarized financial information for the Company’s equity method investee, BioFirst, is as follows:

Balance Sheets

	March 31, 2024	December 31, 2023
	(Unaudited)
Current Assets	$1,439,444	$1,451,877
Non-current Assets	651,560	686,206
Current Liabilities	2,663,111	2,286,058
Non-current Liabilities	101,908	347,193
Stockholders’ Equity (Deficit)	(674,015)	(495,168)

Statement of Operations

	Three months Ended March 31,
	2024	2023
	(Unaudited)
Net sales	$363	$-
Gross profit	220	-
Net loss	(203,077)	(406,233)
Share of losses from investments accounted for using the equity method	-	-

(b)	Rgene Corporation (the “Rgene”)

Both Rgene and the Company are under common control by Dr. Tsung-Shann Jiang, the CEO and Chairman of the BioLite Inc. Since Dr. Tsung-Shann Jiang is able to exercise significant influence, but not control, over the Rgene, the Company determined to use the equity method to account for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of March 31, 2024 and December 31, 2023, the Company owns 26.65% and 26.65% Common Stock shares of Rgene, respectively.

Summarized financial information for the Company’s equity method investee, Rgene, is as follows:

Balance Sheets

	March 31, 2024	December 31, 2023
	(Unaudited)
Current Assets	$49,496	$50,538
Non-current Assets	238,193	250,716
Current Liabilities	2,535,581	2,591,960
Non-current Liabilities	1,194	811
Shareholders’ Deficit	(2,249,086)	(2,291,517)

Statement of Operations

	Three months Ended March 31,
	2024	2023
	(Unaudited)
Net sales	$-	$-
Gross Profit	-	-
Net loss	(56,567)	(81,842)
Share of loss from investments accounted for using the equity method	-	-

(4)	Disposition of long-term investment

During the three months ended March 31, 2024 and 2023, there is no disposition of long-term investment.

(5)	Losses on Equity Investments

The components of losses on equity investments for each period were as follows:

	Three months Ended March 31,
	2024	2023
	(Unaudited)
Share of equity method investee losses	$-	$-

6. LONG-TERM INVESTMENTS

(1)	The ownership percentages of each investee are listed as follows:

	Ownership percentage
	December 31,	December 31,	Accounting
Name of related party	2023	2022	treatments
Braingenesis Biotechnology Co., Ltd.	0.17%	0.17%	Cost Method
Genepharm Biotech Corporation	0.67%	0.67%	Cost Method
BioHopeKing Corporation	5.90%	5.90%	Cost Method
BioFirst Corporation	18.68%	15.51%	Equity Method
Rgene Corporation	26.65%	26.65%	Equity Method

(2)	The extent the investee relies on the company for its business are summarized as follows:

Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from the investee and provides research and development support service
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

(3)	Long-term investment mainly consists of the following:

	December 31, 2023	December 31, 2022
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$7,213	$7,169
Genepharm Biotech Corporation	22,021	21,887
BioHopeKing Corporation	818,018	813,014
Subtotal	847,252	842,070
Equity Method Investments, net
BioFirst Corporation(a)	1,680,488	-
Rgene Corporation(b)	-	-
Total	$2,527,740	$842,070

(a)	BioFirst Corporation (the “BioFirst”):

The Company holds an equity interest in BioFirst Corporation, accounting for its equity interest using the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of December 31, 2023 and 2022, the Company owns 18.68% and 15.51% common stock shares of BioFirst, respectively. The Company made a prepayment for equity investment in BioFirst to purchase additional shares to be issued by BioFirst in the aggregate amount of $2,688,578, recorded as prepayment for long-term investments as of December 31, 2022. On July 19, 2023, the Company successfully completed the registration process for this investment. The initial prepayment was $1,895,556, which is a portion of the prepayment as of December 31, 2022, and was converted into 994,450 shares of BioFirst stock. As of December 31, 2023, the amount of prepayment for long-term investments in Biofirst is $1,124,842.

Summarized financial information for the Company’s equity method investee, BioFirst, is as follows:

Balance Sheet

	December 31, 2023	December 31, 2022
Current Assets	$1,451,877	$1,543,151
Non-current Assets	686,206	739,472
Current Liabilities	2,286,058	2,663,051
Non-current Liabilities	347,193	103,447
Stockholders’ Equity	(495,168)	(483,874)

Statement of operation

	Year Ended December 31,
	2023	2022
Net sales	$734	$30,162
Gross profit	289	8,239
Net loss	(1,194,797)	(1,274,539)
Share of losses from investments accounted for using the equity method	(221,888)	-

(b)	Rgene Corporation (the “Rgene”)

Both Rgene and the Company are under common control by Dr. Tsung-Shann Jiang, the CEO and chairman of the BioLite Inc. Since Dr. Tsung-Shann Jiang is able to exercise significant influence, but not control, over the Rgene, the Company determined to use the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of December 31, 2023 and 2022, the Company owns 26.65% and 26.65% common stock shares of Rgene, respectively.

Summarized financial information for the Company’s equity method investee, Rgene, is as follows:

Balance Sheets

	December 31, 2023	December 31, 2022
Current Assets	$50,538	$68,302
Non-current Assets	250,716	303,893
Current Liabilities	2,591,960	2,478,868
Non-current Liabilities	811	2,441
Shareholders’ Deficit	(2,291,517)	(2,481,309)

Statement of operations

	Year Ended December 31,
	2023	2022
Net sales	$-	$-
Gross Profit	-	-
Net loss	(291,522)	(1,550,123)
Share of loss from investments accounted for using the equity method	-	-

(4)	Disposition of long-term investment

During the years ended December 31, 2023 and 2022, there is no disposition of long-term investment.

(5)	Loss on investment in equity securities

The components of loss on investment in equity securities for each period were as follows:

	Year Ended December 31,
	2023	2022
Share of equity method investee losses	$(221,888)	$-